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                                                               One Granite Place
[Chubb Logo appears here]                                           P.O. Box 515
                                                          Concord, NH 03302-0515
CHUBB                                                         Tel (603) 226-5000



                                               January 7, 1998

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington,  DC  20549

     RE:  CHUBB SEPARATE ACCOUNT A
          FILE NO. 33-7734

Commissioners:

   Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

       (1) the form of the prospectus that would have been filed under paragraph
   (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

       (2) the text of the most recent Post-Effective Amendment was electronically filed on December 19, 1997.

   If you have any questions, please call me at (603) 229-6140.



                                            Sincerely,

                                            /s/ Charlene Grant

                                            Charlene Grant
                                            Assistant Counsel